SCHEDULE 5 - VALUATION AND QUALIFYING ACCOUNTS (10-K)	12 Months Ended
Dec. 31, 2010
SCHEDULE 5 - VALUATION AND QUALIFYING ACCOUNTS [Abstract]
SCHEDULE 5 - VALUATION AND QUALIFYING ACCOUNTS

UTG, INC.

VALUATION AND QUALIFYING ACCOUNTS

As of and for the years ended December 31, 2010 and 2009

Schedule V

	Balance at	Additions,
	Beginning	Charges		Balance at
Description	Of Period	and Expenses	Deductions	End of Period

December 31, 2010
.
Allowance for doubtful accounts - mortgage loans	$12,730	$—	$12,730	$—

December 31, 2009

Allowance for doubtful accounts - mortgage loans	$19,730	$—	$7,000	$12,730